Edgar Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
60001445	1						RA	A	A	A
60001444	2	[2] Credit Score Disclosure Not Present
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing Mortgage Broker Agreement
		[2] State - Missing Net Tangible Benefit Worksheet	Comparison of GFE & HUD fees inaccurate; GFE dated 06/07/2011 reflects Required services that you can shop for $945.00; however GFE column of comparison reflects $250.00.				RB	B	B	B
60001443	2	[2] State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Commitment Letter
[2]   State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure
[2]   Initial GFE Missing
		[2] Initial TIL Missing					RB	B	B	B
60001442	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
		[2] Initial GFE Missing					RB	B	B	B
60001441	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
		[2] State - Missing Amortization Information Disclosure					RB	B	B	B
60001439	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
							RB	B	B	B
60001438	2	[2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
60001437	2	[2] Credit Score Disclosure Not Present [2] State - Missing Information About Your Lender Notice					RB	B	B	B
60001436	2	[2] State - Missing Broker Agreement
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing  Freedom to Choose Insurance Provider disclosure
[2]   State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)
[2]   Initial GFE Missing
		[2] Initial TIL Missing					RB	B	B	B
60001440	2	[2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note					RB	B	B	B
60001535	2	[2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
60001536	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   State - Missing Prepayment penalty disclosure
		[2] State - Missing Oral Agreement Notice					RB	B	B	B
60001537	2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing					RB	B	B	B